Loans and Allowance for Credit Losses, Risk Category of Commercial Loans by Class of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance	$ 1,196,018	$ 1,061,825
Current Period gross charge-offs	2,323	2,487
Commercial Real Estate [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Period gross charge-offs	0	0
Commercial Real Estate [Member] | Owner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	33,907	13,841
2024/2023	13,312	17,199
2023/2022	18,663	7,441
2022/2021	6,468	22,990
2021/2020	21,730	4,923
Prior	17,271	18,595
Revolving Loans Amortized Cost Basis	3,373	1,482
Total ending loans balance	114,724	86,471
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2020/2021	0	0
2021/2020	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Current Period gross charge-offs	0	0
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	54,962	35,436
2024/2023	35,753	13,013
2023/2022	31,997	31,769
2022/2021	38,579	31,465
2021/2020	29,092	22,680
Prior	71,970	66,312
Revolving Loans Amortized Cost Basis	6,932	6,172
Total ending loans balance	269,285	206,847
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2020/2021	0	0
2021/2020	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Current Period gross charge-offs	0	0
Commercial Real Estate [Member] | Construction [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	34,799	13,865
2024/2023	12,252	33,800
2023/2022	10,173	27,678
2022/2021	20,222	1,111
2021/2020	1,203	266
Prior	2,403	2,856
Revolving Loans Amortized Cost Basis	4,976	93
Total ending loans balance	86,028	79,669
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2020/2021	0	0
2021/2020	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Current Period gross charge-offs	0	0
Commercial Real Estate [Member] | Pass [Member] | Owner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	33,907	13,762
2024/2023	13,312	17,199
2023/2022	18,663	7,441
2022/2021	6,468	10,094
2021/2020	5,279	4,787
Prior	15,235	16,336
Revolving Loans Amortized Cost Basis	1,574	583
Total ending loans balance	94,438	70,202
Commercial Real Estate [Member] | Pass [Member] | Nonowner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	54,962	35,216
2024/2023	35,753	11,377
2023/2022	25,438	30,773
2022/2021	37,616	31,465
2021/2020	29,092	19,351
Prior	68,754	66,312
Revolving Loans Amortized Cost Basis	6,932	6,172
Total ending loans balance	258,547	200,666
Commercial Real Estate [Member] | Pass [Member] | Construction [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	34,799	13,865
2024/2023	12,252	33,162
2023/2022	9,561	27,678
2022/2021	14,222	1,111
2021/2020	1,203	266
Prior	2,384	2,647
Revolving Loans Amortized Cost Basis	4,300	93
Total ending loans balance	78,721	78,822
Commercial Real Estate [Member] | Special Mention [Member] | Owner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	0	12,896
2021/2020	12,260	0
Prior	0	1,415
Revolving Loans Amortized Cost Basis	0	299
Total ending loans balance	12,260	14,610
Commercial Real Estate [Member] | Special Mention [Member] | Nonowner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	0	0
2024/2023	0	1,636
2023/2022	1,603	0
2022/2021	0	0
2021/2020	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	1,603	1,636
Commercial Real Estate [Member] | Special Mention [Member] | Construction [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	19	38
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	19	38
Commercial Real Estate [Member] | Substandard [Member] | Owner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	0	79
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	4,191	136
Prior	2,036	844
Revolving Loans Amortized Cost Basis	1,799	600
Total ending loans balance	8,026	1,659
Commercial Real Estate [Member] | Substandard [Member] | Nonowner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	0	220
2024/2023	0	0
2023/2022	4,956	996
2022/2021	963	0
2021/2020	0	3,329
Prior	3,216	0
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	9,135	4,545
Commercial Real Estate [Member] | Substandard [Member] | Construction [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	0	0
2024/2023	0	638
2023/2022	612	0
2022/2021	6,000	0
2021/2020	0	0
Prior	0	171
Revolving Loans Amortized Cost Basis	676	0
Total ending loans balance	7,288	809
Commercial Real Estate [Member] | Doubtful [Member] | Owner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	0	0
Commercial Real Estate [Member] | Doubtful [Member] | Nonowner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	0	0
Commercial Real Estate [Member] | Doubtful [Member] | Construction [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	0	0
Commercial and Industrial [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	28,717	19,745
2024/2023	9,139	8,101
2023/2022	5,988	24,903
2022/2021	20,299	26,374
2021/2020	23,090	20,853
Prior	44,485	25,771
Revolving Loans Amortized Cost Basis	35,381	32,693
Total ending loans balance	167,099	158,440
2025/2024	0	219
2024/2023	45	0
2023/2022	0	0
2020/2021	12	1
2021/2020	58	0
Prior	0	0
Revolving Loans Amortized Cost Basis	45	1
Current Period gross charge-offs	160	221
Commercial and Industrial [Member] | Pass [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	28,717	17,260
2024/2023	8,759	7,875
2023/2022	5,519	24,843
2022/2021	20,266	25,894
2021/2020	22,949	20,648
Prior	38,192	25,593
Revolving Loans Amortized Cost Basis	27,598	21,785
Total ending loans balance	152,000	143,898
Commercial and Industrial [Member] | Special Mention [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	0	446
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	0	178
Revolving Loans Amortized Cost Basis	2,550	6,476
Total ending loans balance	2,550	7,100
Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	0	2,039
2024/2023	380	226
2023/2022	469	60
2022/2021	33	480
2021/2020	141	205
Prior	6,293	0
Revolving Loans Amortized Cost Basis	5,233	4,432
Total ending loans balance	12,549	7,442
Commercial and Industrial [Member] | Doubtful [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	$ 0	$ 0